INTEGRITY SHORT TERM GOVERNMENT FUND
Schedule of Investments April 30, 2023 (unaudited)
	Principal		Fair
	Amount		Value
MORTGAGE BACKED SECURITIES (96.9%)

Fannie Mae Pool (23.3%)
FN 252284 6.5% 1/1/2029	29,760		$30,473
FN 47935 4.867% 5/1/2027 (11th District COFI Replacment Index + 1.254%)(a)	505		501
FN 555326 5.5% 4/1/2033	65,458		67,863
FN 745751 5.5% 9/1/2035	15,862		16,416
FN 748375 3.46% 8/1/2033 (12 Month LIBOR USD + 1.210%)(a)	592		582
FN 888073 5.5% 2/1/2035	11,469		11,869
FN AL5259 3.5% 5/1/2029	88,951		86,559
FN AL7654 3% 9/1/2035	102,855		96,648
FN AL9858 3% 3/1/2030	84,255		81,704
FN AS8185 3% 10/1/2046	117,396		107,377
FN BM1231 3.5% 11/1/2031	115,302		112,840
FN BM1244 3.5% 6/1/2032	131,654		128,084
FN BM3428 3.5% 1/1/2033	50,551		49,089
FN BP6466 3% 7/1/2050	174,028		157,040
FN BP8780 3% 7/1/2050	218,587		199,580
FN CA5979 3% 5/1/2050	79,384		69,606
FN CA6065 3% 6/1/2050	137,166		120,266
FN CB0573 2.5% 5/1/2046	264,536		232,513
FN CB5525 6% 1/1/2053	439,287		448,358
FN FM1487 4% 9/1/2039	25,848		25,061
FN FM2209 3.5% 1/1/2035	63,295		61,263
FN FM6742 3% 8/1/2040	161,412		149,943
FN FS0600 3% 2/1/2050	119,534		108,984
FN FS3411 6% 1/1/2053	164,453		168,840
FN MA3067 3.5% 7/1/2047	111,651		103,065
FN MA3101 4.5% 8/1/2047	75,412		74,860
FN MA3725 3.5% 7/1/2049	36,430		33,447
FN MA3986 3.5% 4/1/2035	120,798		116,697
FN MA4908 6% 1/1/2043	474,842		485,603
FN MA4935 6% 2/1/2043	198,052		202,535
FN MA5031 7% 4/1/2053	200,000		200,083
			3,747,749

Fannie Mae Remics (4.7%)
FNR 2007-54 EF 5.36043% 6/25/2037 (1 Month LIBOR USD + 0.340%)(a)	460,463		452,198
FNR 2023-14 E 6% 6/25/2048	295,951		297,985
			750,183

Fannie Mae-Aces (3.0%)
FNA 2015-M3 X2 0.296% 10/25/2024 (b)(c)	25,390,505		75,257
FNA 2019-M32 X2 1.1% 10/25/2029 (b)(c)	4,174,309		227,404
FNA 2020-M10 X6 1.381% 8/25/2028 (b)(c)	3,440,418		182,824
			485,485
FHLMC-GNMA (0.0%)
FHG 23 FC 5.47043% 11/25/2023 (1 Month LIBOR USD + 0.450%)(a)	2,351		2,350

Freddie Mac Pool (15.4%)
FR QF6560 5.5% 1/1/2053	446,014		450,000
FR QF8178 6% 2/1/2053	174,699		178,095
FR QF8450 6% 3/1/2053	99,891		102,061
FR QG1921 6.5% 5/1/2053	200,000		206,667
FR QN5456 2% 3/1/2036	309,885		279,160
FR QS0276 6% 2/1/2033	293,197		305,191
FR RB5221 6% 2/1/2043	458,376		468,751
FR ZA5250 4% 1/1/2048	231,992		225,772
FR ZS8598 3% 2/1/2031	133,501		127,621
FR ZS8670 3.5% 9/1/2032	147,567		143,566
			2,486,884
Freddie Mac Gold Pool (6.2%)
FG C91993 3.5% 5/1/2038	130,901		126,161
FG G01584 5% 8/1/2033	28,690		29,200
FG G13390 6% 1/1/2024	82		82
FG G13610 5.5% 2/1/2024	291		290
FG G13692 5.5% 2/1/2024	132		132
FG G14160 6% 1/1/2024	15		15
FG G16406 3% 1/1/2028	54,352		52,799
FG G16502 3.5% 5/1/2033	110,309		107,430
FG G18524 3% 9/1/2029	111,336		107,106
FG G18601 3% 5/1/2031	151,779		145,391
FG G18605 3% 6/1/2031	100,994		96,741
FG G18655 3% 8/1/2032	156,605		150,006
FG H09207 6.5% 8/1/2038	9,257		9,477
FG NB0014 3.5% 4/1/2049	187,905		177,007
			1,001,837
Freddie Mac Multifamily Structured Pass Through Certificates (7.2%)
FHMS K078 XAM 0.147222% 6/25/2028 (b)(c)	33,580,000		109,773
FHMS K111 X1 1.680516% 5/25/2030 (b)(c)	3,062,013		265,856
FHMS K115 X1 1.427911% 6/25/2030 (b)(c)	1,395,823		104,427
FHMS K724 X1 0.34522% 11/25/2023 (b)(c)	3,535,248	`	3,532
FHMS K736 X1 1.412197% 7/25/2026 (b)(c)	6,012,680		201,377
FHMS K738 X1 1.626234% 1/25/2027 (b)(c)	1,886,200		85,524
FHMS K742 X1 0.868543% 3/25/2028 (b)(c)	2,497,700		65,105
FHMS KJ28 A1 1.766% 2/25/2025	4,446		4,446
FHMS Q004 A2H 3.841765% 1/25/2046 (b)	110,829		110,192
FHMS Q007 APT1 4.745108% 10/25/2047 (b)	24,832		24,743
FHMS Q007 APT2 3.312521% 10/25/2047 (b)	127,281		123,522
FHMS Q016 XPT1 0.981% 5/25/2026 (b)(c)	3,030,137		68,199
			1,166,696
Freddie Mac REMICS (4.0%)
FHR 2344 ZD 6.5% 8/15/2031	8,235		8,548
FHR 3784 PD 4% 1/15/2026	1,943		1,915
FHR 4753 GT 3% 2/15/2045	229,414		225,320
FHR 5229 MD 4% 1/25/2046	412,042		402,944
			638,727
FRESB Mortgage Trust (4.0%)
FRESB 2015-SB2 A5 5.55771% 7/25/2035 (1 Month LIBOR USD + 0.700%)(a)	44,490		44,344
FRESB 2015-SB3 A5 5.55771% 8/25/2042 (1 Month LIBOR USD + 0.700%)(a)	3,250		3,226
FRESB 2015-SB7 A5 5.55771% 9/25/2035 (1 Month LIBOR USD + 0.700%)(a)	195,188		194,195
FRESB 2016-SB13 A5H 5.55771% 1/25/2036 (1 Month LIBOR USD + 0.700%)(a)	120,514		119,936
FRESB 2016-SB16 A5H 5.55771% 5/25/2036 (1 Month LIBOR USD + 0.700%)(a)	75,539		74,532
FRESB 2019-SB60 A5H 3.07% 1/25/2039	206,340		202,292
			638,525
Ginnie Mae I Pool (0.2%)
GN 741854 4% 5/15/2025	16,929		16,674
GN 782618 4.5% 4/15/2024	14,602		14,510
			31,184
Ginnie Mae II Pool (5.4%)
G2 785316 6.629% 9/20/2070 (1 Month LIBOR USD + 1.998%)(a)	82,759		84,259
G2 MA6402 4.5% 1/20/2050	15,278		14,806
G2 MA8431 6.5% 11/20/2052	158,886		162,565
G2 MA8650 6.5% 2/20/2053	398,154		407,806
G2 MA8728 6.5% 3/20/2053	199,748		205,040
			874,476
Government National Mortgage Association (20.9%)
GNR 2013-105 IO 0.19459% 6/16/2054 (b)(c)	4,358,301		5,613
GNR 2013-15 IO 0.56227% 8/16/2051 (b)(c)	1,865,372		31,773
GNR 2013-33 IO 0.21604% 4/16/2054 (b)(c)	5,882,665		18,389
GNR 2014-73 IO 0.425% 4/16/2056 (b)(c)	2,872,811		35,387
GNR 2015-130 IO 0.70944% 7/16/2057 (b)(c)	1,390,815		35,487
GNR 2015-97 A 2.4% 4/16/2043	202,337		193,080
GNR 2016-158 IO 0.75714% 6/16/2058 (b)(c)	2,329,968		79,373
GNR 2016-34 IO 0.91242% 1/16/2058 (b)(c)	2,532,975		97,114
GNR 2016-94 IO 0.81792% 12/16/2057 (b)(c)	2,980,368		93,604
GNR 2017-143 IO 0.47423% 1/16/2059 (b)(c)	2,673,852		77,512
GNR 2017-28 IO 0.68068% 2/16/2057 (b)(c)	2,210,503		79,238
GNR 2017-76 IO 0.79078% 12/16/2056 (b)(c)	1,943,218		80,377
GNR 2017-H22 IC 0.00161% 11/20/2067 (b)(c)	1,020,678		39,500
GNR 2018-108 IA 0.67104% 8/16/2060 (b)(c)	891,060		55,154
GNR 2018-119 IO 0.66924% 5/16/2060 (b)(c)	666,817		35,730
GNR 2018-2 IO 0.70626% 12/16/2059 (b)(c)	1,314,310		57,964
GNR 2020-121 IO 0.91061% 8/16/2060 (b)(c)	1,026,683		65,942
GNR 2020-132 IO 0.84942% 9/16/2062 (b)(c)	1,531,882		98,062
GNR 2020-168 IA 0.97735% 12/16/2062 (b)(c)	1,082,294		76,665
GNR 2020-40 IO 0.87505% 1/16/2062 (b)(c)	1,673,490		97,705
GNR 2020-57 JI 1.80058% 1/16/2060 (b)(c)	2,812,581		317,802
GNR 2020-87 AI 1.86699% 5/16/2060 (b)(c)	892,268		101,541
GNR 2020-H04 IO 0.01615% 2/20/2070 (b)(c)	546,509		30,441
GNR 2020-H11 IO 0.02423% 6/20/2070 (b)(c)	2,850,232		156,763
GNR 2020-H12 IG 0% 7/20/2070 (b)(c)	2,132,127		70,017
GNR 2020-H12 IJ 0.01285% 7/20/2070 (b)(c)	1,897,610		118,411
GNR 2020-H19 SI 0% 10/20/2070 (b)(c)	1,069,081		25,035
GNR 2021-10 IO 0.98609% 5/16/2063 (b)(c)	1,381,696		99,854
GNR 2021-110 IO 0.87223% 11/16/2063 (b)(c)	2,240,885		153,996
GNR 2021-147 IO 0.98552% 6/16/2061 (b)(c)	689,490		49,878
GNR 2021-150 IO 1.032% 11/16/2063 (b)(c)	1,047,453		79,294
GNR 2021-36 IO 1.26198% 3/16/2063 (b)(c)	2,151,557		179,199
GNR 2021-47 IO 0.99213% 3/16/2061 (b)(c)	1,103,252		77,056
GNR 2021-H06 YI 1.42658% 4/20/2071 (b)(c)	1,697,423		105,741
GNR 2021-H08 VF 6.13116% 4/20/2071 (SOFR 30 Day Average + 1.200%)(a)	219,718		221,739
GNR 2021-H11 IY 0.63621% 7/20/2071 (b)(c)	2,553,170		70,406
GNR 2022-H07 IG 1.54312% 2/20/2072 (b)(c)	1,731,821		79,300
GNR 2023-H02 IK 1.40309% 1/20/2073 (b)(c)	1,056,503		69,941
			3,360,083
Seasoned Credit Risk Transfer Trust Series (1.8%)
SCRT 2018-3 MA 3.5% 8/25/2057 (b)	53,799		51,680
SCRT 2020-3 M5TW 3% 5/25/2060	87,237		79,097
SCRT 2021-1 TTU 2.5% 9/25/2060	177,945		162,594
			293,371

Seasoned Loans Structured Transaction Trust Series (0.8%)
SLST 2019-3 A1C 2.75% 11/25/2029	143,218		132,877

TOTAL MORTGAGE BACKED SECURITIES (Cost: $17,465,781)			$15,610,427

U.S. GOVERNMENT NOTES/BONDS (2.0%)
United States Treasury 30-Year Bond 6.25% 08/15/2023	320,000		321,150
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $321,428)			$321,150

SHORT-TERM INVESTMENTS (2.9%)
Morgan Stanley Institutional Liquidity Fund, 4.78% (d)	466,430		466,430
TOTAL SHORT-TERM INVESTMENTS (Cost $466,430)			$466,430

TOTAL INVESTMENTS (Cost $18,253,639) (101.8%)			$16,398,007

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.8%)			$(290,716)

NET ASSETS (100.0%)			$16,107,291

(a) Variable rate security; the rate shown represents the rate at April 30, 2023. Coupon may be fixed for a period of time.
(b) Variable rate security; the rate shown represents the rate at April 30, 2023. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d) Seven day yield as of April 30, 2023.

LIBOR - London InterBank Offered Rate.
1 Month LIBOR USD - 1 Month US Dollar LIBOR, rate disclosed as of April 30, 2023, based on the last reset date of the security.
12 Month LIBOR USD - 12 Month US Dollar LIBOR, rate disclosed as of April 30, 2023, based on the last reset date of the security.
ECOFC - Enterprise 11th District COFI Replacement Index
1 Month ECOFC - 1 Month ECOFC rate disclosed as of April 30, 2023, based on the last reset date of the security.
SOFR - Secured Overnight Financing Rate
SOFR 30 Day Average - SOFR 30 Day Average, rate disclosed as of April 30, 2023, based on the last reset date of the security.

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of April 30, 2023, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Integrity Short Term Government Fund
Investments at cost	$18,253,639
Unrealized appreciation	59,318
Unrealized depreciation	(1,914,950)
Net unrealized appreciation (depreciation)*	($1,855,632)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2023:

Integrity Short Term Government Bond Fund
	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$0	$15,610,427	$0	$15,610,427
U.S Government Notes/Bonds	0	321,150	0	321,150
Short-Term Investments	466,430	0	0	466,430
Total Investments in Securities	$466,430	$15,931,577	$0	$16,398,007